Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Commissions, related party	$ 300,570	$ 120,025
Vessel operating expenses, related party	57,794	61,140
General and administrative expenses, related party	625,000	625,000
Interest and other financing costs, related party	$ 25,533	$ 0